CAPITAL STOCK AND RESERVES - Incentive stock options and share purchase warrants outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	4,899,918	5,033,425	5,275,124
Weighted average remaining contractual life (in years)	2 years 5 months 1 day
Weighted average fair value per unit | $ / shares	$ 3.33	$ 4.33
Number of options exercisable	3,755,055
Stock options | Exercise price from 1.00 to 5.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 1.00
Exercise price, maximum | $ / shares	$ 5.00
Number of options outstanding	789,427
Weighted average remaining contractual life (in years)	1 year 2 months 12 days
Number of options exercisable	789,427
Stock options | Exercise price from 5.01 to 10.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 5.01
Exercise price, maximum | $ / shares	$ 10.00
Number of options outstanding	738,359
Weighted average remaining contractual life (in years)	4 years 2 months 8 days
Number of options exercisable	115,948
Stock options | Exercise price from 10.01 to 15.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, minimum | $ / shares	$ 10.01
Exercise price, maximum | $ / shares	$ 15.00
Number of options outstanding	3,372,132
Weighted average remaining contractual life (in years)	2 years 3 months 25 days
Number of options exercisable	2,849,680
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	1,845,339	1,835,821	56,074
Weighted average remaining contractual life (in years)	10 months 6 days
Weighted average fair value per unit | $ / shares	$ 8.15	$ 8.64
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	770,000
Weighted average remaining contractual life (in years)	1 year 8 months 19 days
Weighted average fair value per unit | $ / shares	$ 6.04
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding		12,823	2,812,500
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding	86,257
Weighted average fair value per unit | $ / shares	$ 6.09